Income tax	12 Months Ended
Dec. 31, 2022
Income tax
Income tax
23	Income tax
(a)	Cayman Islands and British Virgin Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

The Company’s subsidiaries incorporated in the British Virgin Islands are not subject to income or capital gains taxes, estate duty, inheritance tax or gift tax. In addition, payment of dividends to the shareholders of the Company’s subsidiaries in the British Virgin Islands are not subject to withholding tax in the British Virgin Islands.

(b)	Hong Kong profits tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax. Under the two- tiered profits tax rates regime, the first HK$2 million assessable profits of the qualifying group company are subject to Hong Kong profits tax at a rate of 8.25% and the remaining profits are subject at a rate of 16.5% on the estimated assessable profits. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

(c)	PRC Enterprise Income Tax (“EIT”)

The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are governed by the Enterprise Income Tax Law (“EIT Law”). Pursuant to the EIT Law and its implementation rules, enterprises in the PRC are generally subjected to tax at a statutory rate of 25%.

High and new technology enterprises (“HNTE”) will enjoy a preferential enterprise income tax rate of 15% under the EIT Law. Some of the Company’s subsidiaries and a VIE’s subsidiary in the PRC are qualified as a HNTE under the EIT Law which are eligible for a preferential enterprise income tax rate of 15% for a period of three years so long as these entities obtain approval from relevant tax authority if they are profitable during the period.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from the Group’s PRC subsidiaries to the Group’s overseas companies unless otherwise exempted pursuant to applicable tax treaties or tax arrangements between the PRC government and the government of other jurisdiction which the WHT is reduced to 5%.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2021 and 2022. The undistributed earnings from the Company’s subsidiaries in the PRC as of December 31, 2021 and 2022 of US$1,324 and US$1,087 would be due if these earnings were remitted as dividends as of December 31, 2021 and 2022. An estimated foreign withholding taxes of US$66 and US$54 would be due if these earnings were remitted as dividends as of December 31, 2021 and 2022, respectively.

23	Income tax (Continued)
(d)	Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2020	2021	2022
Current income tax expense	2,784	3,445	375
Deferred tax benefits	(1,151)	(905)	(11,557)
Income tax expense/(credit)	1,633	2,540	(11,182)

(e)	Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset and deferred tax liability balances as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
Deferred tax assets
Tax losses carried forward (Note (i))	4,410	9,438
Share-based payments	931	720
Temporary difference on deferred income	254	—
Less: Valuation allowance (Note (ii))	(4,410)	(9,438)
	1,185	720
Deferred tax liabilities
Acquired intangible assets	(12,993)	(158)
Outside basis difference (Note (iii))	(356)	(1,140)
Others	(29)	(28)
	(13,378)	(1,326)

Note:

(i)	Tax loss carried forward

As of December 31, 2022, the Group had tax loss carryforwards of approximately US$47,071, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

2023	167
2024	751
2025	4,854
2026	8,183
2027	21,857
Tax loss with no expiry	11,259
47,071

23	Income tax (Continued)
(e)	Deferred tax assets and liabilities (Continued)

Note: (Continued)

(i)	Tax loss carried forward (Continued)

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2018 to 2022 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2021 and 2022.

(ii)	Valuation allowance

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2020	2021	2022
Beginning balance	5,923	4,365	4,410
Additions	1,144	2,768	6,105
Reversals (Note)	(2,702)	(2,723)	(1,077)
Ending balance	4,365	4,410	9,438

Note:

The reversals comprise tax loss carryforwards which have been utilized to offset taxable income during the years ended December 31, 2020, 2021 and 2022, respectively, and tax loss carryforwards which were expired in 2020, 2021 and 2022.

(iii)	Outside basis difference

The deferred tax liabilities are recorded for the undistributed earnings in the Group’s VIE and its subsidiaries in the PRC of US$1,422 and US$4,558 as of December 31, 2021 and 2022, respectively.

23	Income tax (Continued)
(f)	Income tax reconciliation

Reconciliation between the expense of income taxes computed by applying the statutory tax rates to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2020	2021	2022
Tax benefit calculated at statutory tax rates (Note i)	(3,291)	(3,488)	(53,491)
Effect of differences between statutory tax rates and foreign effective tax rates	4,513	1,746	7,759
Non-taxable other income	(627)	(348)	(249)
Non-deductible expenses (Note ii)	3,202	4,783	29,167
Valuation allowance	(1,558)	44	5,028
Outside basis difference (Note iii)	(400)	(186)	783
Additional deduction of research and development expenses (Note iv)	(270)	(125)	(465)
Others	64	114	286
Income tax expense/(credit)	1,633	2,540	(11,182)

Note:

(i)	The Group’s major operation was conducted out of the PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2020, 2021 and 2022.
(ii)	Non-deductible expenses were mainly related to allowance for credit losses, share-based compensation expenses, fair value losses on derivative liabilities, convertible notes, impairment on long-term investments, impairment on goodwill and long-lived assets.
(iii)	Outside basis difference is related to undistributed earnings in the Group’s VIE and its subsidiaries in the PRC (Note 23(e)(iii)).
(iv)	According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, companies engaged in research and development activities are entitled to claim ranging from 150% to 175% of the research and development expenses so incurred in a period as tax deductible expenses in determining its tax assessable profits for that period. Certain PRC subsidiaries of the Company have applied such additional deduction for the year ended December 31, 2022.